Consoolidated Statements of Cash Flows (Annual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,864,001)	$ (6,699,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation and cancellation	1,284,325	697,858
Bad debt	0	137,749
Write-off of due from related party	10,148	43,375
Depreciation and amortization	91,474	68,602
Amortization of debt discount	450,771	2,221,506
Change in fair value of derivative liabilities	(317,080)	(255,614)
Loss on settlement of debt	528,794	154,629
Prepayment and default penalty	122,020	358,046
Changes in operating assets and liabilities:
Accounts receivable	(39,862)	167,077
Prepaid and other current assets	(91,066)	21,629
Accounts payable	(1,231,946)	432,872
Other current liabilities	(95,758)	535,579
Net cash used in operating activities	(3,152,181)	(2,116,174)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiary, net of cash acquired	(60,000)	15,781
Purchase of property and equipment	(153,183)	(90,192)
Purchase of intangible assets	(77,717)
Payment of loan receivable - related party	(220,674)	(18,888)
Collection of due from related parties	226	2,088
Net cash used in investing activities	(511,348)	(91,211)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	600,000	1,239,620
Repayments of loans payable	(344,483)	(969,664)
Proceeds from loans payable - related parties		20,182
Repayment of loans payable - related parties	(90,787)	(20,197)
Common stock issued	6,336,250	1,915,005
Proceeds from convertible notes		1,420,000
Repayment of convertible notes	(250,000)	(942,190)
Net cash provided by financing activities	6,250,980	2,662,756
Effect of exchange rate changes on cash	(5,954)	27,442
Net change in cash	2,581,497	482,813
Cash, beginning of period	753,316	270,503
Cash, end of period	3,334,813	753,316
Supplemental cash flow information
Cash paid for interest	126,818	976,234
Cash paid for taxes
Non-cash transactions:
Derivative liabilities recognized as debt discount		1,673,393
Common stock payable	52,161
Common stock issued for conversion of debt	422,295	1,396,440
Cashless warrant exercised		9,476
Resolution of derivative liabilities	708,611	5,136,222
Related party debt to equity swap	1,647,150
Common stock issued for settlement of debt	2,056,530	889,093
Amount owing for acquisition of IOT		60,000
Common stock issued for forbearance of debt	49,925	92,250
Replacement of convertible notes to note payable		1,000,000
Preferred stock issued for conversion of common stock	21	10
Subscription receivable	$ 100,000